Stock-Based Compensation (Net Tax Windfall) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Balance at December 31, 2012	Dec. 31, 2013 Net Windfall Resulting From Exercises and Conversions	Dec. 31, 2013 Balance at December 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accumulated tax windfall in additional contributed capital	$ 36.2	$ 5.7	$ 41.9